Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [table]
Current service cost	€ 34	€ 29	€ 27
Interest cost	(4)	(4)	(3)
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	5	(4)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	122	(190)
Past service cost		2
Effect of curtailment or settlement	(2)
Defined benefit obligation [member]
Disclosure of defined benefit plans [table]
Opening balance	3,208	3,151
Current service cost	33	31
Interest cost	31	44
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(5)	4
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(122)	190
Participants' contributions	1	2
Benefits paid	(141)	(132)
Past service cost		2
Exchange rate differences	109	(85)
Closing balance	3,115	3,208	3,151
Other post-employment benefits [member]
Disclosure of defined benefit plans [table]
Opening balance	83	84
Current service cost	1	(2)
Interest cost	2	2
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(16)	7
Participants' contributions	1
Benefits paid	(1)	(1)
Effect of curtailment or settlement	(2)
Exchange rate differences	4	(8)
Closing balance	€ 72	€ 83	€ 84